Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Operating Leases and Additional Information
As at December 31 December 31
millions of dollars
Classification 2025 2024
Operating leases:
Right-of-use asset
Other long-term assets
$ 48 $
52
Operating lease liabilities
Current
Other current liabilities
1
3
Long-term
Other long-term liabilities
53
54
Total
operating lease liabilities
$ 54 $
57
Finance leases:
Right-of-use asset PP&E $ 66 $
21
Finance lease liabilities
Current
Other current liabilities 3 -
Long-term
Other long-term liabilities 66
21
Total
finance lease liabilities
$ 69 $
21
The amounts recognized in the Consolidated Statements of Income consisted of the following:
For the
Year ended December
millions of dollars
Classification 2025 2024
Operating leases:
Operating Lease expense
OM&G $ 15 $
11
Finance leases:
Variable costs for power generation finance
leases
Regulated fuel for generation
and purchased power
$ 115 $
112
Amortization of right-of-use asset
Depreciation and
amortization
4 -
Interest on finance lease liability
Interest expense, net 3 -
Total
finance lease liabilities
$ 122 $
112
Additional information related to Emera's leases is as follows:
For the Year ended December 31 Year ended December 31
millions of dollars (except as indicated) 2025 2024
Operating
Leases
Finance
Leases
Operating
Leases
Finance
Leases
Cash paid for amounts included in the
measurement of lease liabilities:
Operating cash flows for leases
$
10 $
3 $
10 $
1
Right-of-use assets obtained in exchange for
lease obligations
$
-
$
-
$
-
$
-
Operating leases
$
22 $
-
$ $
Finance leases
$
-
$
49 $
-
$
16
Weighted average remaining lease term (years)
44
33
44
31
Weighted average discount rate 3.98% 5.54% 3.96% 5.20%

Lessee, Future Minimum Lease Payments Under Non-Cancellable Operating Leases
Future minimum lease payments under non-cancellable
leases for each of the next five years and in
aggregate thereafter are as follows:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Operating leases:
Minimum lease payments $
3 $
3 $
3 $
3 $
3 $
109 $
124
Less imputed interest (70)
Total
future minimum lease payments for operating leases
$
54
Finance Leases:
Minimum lease payments $
4 $
4 $
4 $
4 $
4 $
161 $
181
Less imputed interest (112)
Total
future minimum payments for finance leases
$
69

Lessor, Direct Finance and Sales-Type Leases
As at December 31 December 31
millions of dollars
2025 2024
Total
minimum lease payment to be received
$
1,180 $
1,310
Less: amounts representing estimated executory costs (166) (182)
Minimum lease payments receivable $
1,014 $
1,128
Estimated residual value of leased property (unguaranteed)
183
183
Less: Credit loss reserve (1) (2)
Less: unearned finance lease income (580) (655)
Net investment in direct finance and sales-type leases $
616 $ 654
Principal due within one year (included in "Receivables and other current assets")
44
44
Net Investment in direct finance and sales type leases – long-term $ 572 $ 610

Lessor, Future Minimum Lease Payments to be Received
As at December 31, 2025, future minimum lease payments
to be received for each of the next five years
and in aggregate thereafter were as follows:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Minimum lease payments to be
received
$
97 $
96 $
96 $
95 $
94 $
702 $
1,180
Less: executory costs (166)
Total $
1,014